RESTRUCTURING ACTIVITIES - Schedule of Restructuring Charges by Type (Details) - IWCO Direct's Competitive Improvement Plan $ in Thousands	12 Months Ended
Jul. 31, 2021 USD ($)
Restructuring Cost and Reserve [Line Items]
Costs incurred	$ 2,161
Total
Restructuring Cost and Reserve [Line Items]
Costs incurred	1,755
Employee termination costs
Restructuring Cost and Reserve [Line Items]
Costs incurred	2,124
Employee termination costs | Total
Restructuring Cost and Reserve [Line Items]
Costs incurred	1,720
Contractual obligations
Restructuring Cost and Reserve [Line Items]
Costs incurred	37
Contractual obligations | Total
Restructuring Cost and Reserve [Line Items]
Costs incurred	$ 35